Boston Partners All-Cap Value Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 5.2%
Alphabet, Inc. - Class A(a)	230,638	$39,785,055
Electronic Arts, Inc.	18,335	2,436,355
Interpublic Group of Cos., Inc.(b)	197,677	6,201,127
Match Group, Inc.(a)	193,456	5,925,557
Omnicom Group, Inc.	67,756	6,298,598
Take-Two Interactive Software, Inc.(a)	87,310	14,001,032
		74,647,724

Consumer Discretionary - 7.2%
AutoZone, Inc.(a)	5,611	15,542,133
Booking Holdings, Inc.	7,250	27,378,537
Harley-Davidson, Inc.(b)	340,529	12,218,181
LKQ Corp.	140,871	6,061,679
NVR, Inc.(a)	3,241	24,893,246
Tempur Sealy International, Inc.	186,274	9,567,033
Wyndham Hotels & Resorts, Inc.	104,132	7,368,380
		103,029,189

Consumer Staples - 3.2%
Coca-Cola Europacific Partners PLC	61,347	4,521,888
J M Smucker Co.	72,262	8,067,330
Kenvue, Inc.	388,401	7,496,139
Keurig Dr Pepper, Inc.	335,783	11,500,568
Philip Morris International, Inc.	149,943	15,201,221
		46,787,146

Energy - 4.9%
BP PLC - ADR	120,828	4,539,508
Canadian Natural Resources Ltd.	115,387	8,865,183
Chord Energy Corp.(b)	61,449	11,393,259
ConocoPhillips	59,981	6,986,587
Exxon Mobil Corp.	62,451	7,323,004
Halliburton Co.	246,038	9,029,595
Phillips 66	43,388	6,165,869
Schlumberger Ltd.	225,427	10,344,845
Shell PLC - ADR	85,807	6,245,033
		70,892,883

Financials - 25.1%
Aflac, Inc.(b)	87,250	7,841,157
Allstate Corp.	51,558	8,636,996
American International Group, Inc.(b)	326,119	25,704,700
Aon PLC - Class A	23,116	6,510,390
Baldwin Insurance Group, Inc. - Class A(a)(b)	119,576	4,027,320
Bank of America Corp.	644,828	25,786,672
Charles Schwab Corp.	104,780	7,678,278
Chubb Ltd.	75,779	20,522,469
Citigroup, Inc.	241,398	15,041,509
Corpay, Inc.(a)	97,161	26,007,085
Discover Financial Services	104,450	12,811,837
Fidelity National Information Services, Inc.	124,413	9,440,458
First American Financial Corp.(b)	185,624	10,316,982
Global Payments, Inc.	111,700	11,376,645
Goldman Sachs Group, Inc.	40,405	18,445,691
JPMorgan Chase & Co.	153,243	31,051,629
Loews Corp.	184,577	14,175,514
Markel Group, Inc.(a)	11,781	19,339,572
Renaissance Holdings Ltd.	73,697	16,792,598
Synchrony Financial	143,831	6,299,798
Travelers Cos., Inc.	58,081	12,528,072
Visa, Inc. - Class A(b)	77,351	21,075,053
Wells Fargo & Co.	235,887	14,134,349
White Mountains Insurance Group Ltd.	8,926	16,129,282
		361,674,056

Health Care - 20.1%
AbbVie, Inc.	158,455	25,549,284
Amgen, Inc.	59,196	18,105,097
AMN Healthcare Services, Inc.(a)(b)	196,140	10,972,072
Avantor, Inc.(a)	506,862	12,205,237
Bristol-Myers Squibb Co.	481,583	19,788,245
Cencora, Inc.	66,667	15,104,742
Centene Corp.(a)	176,351	12,624,968
Cigna Group	26,253	9,047,309
Elevance Health, Inc.	40,507	21,812,209
Humana, Inc.	28,636	10,255,124
Johnson & Johnson	191,656	28,110,186
McKesson Corp.	37,663	21,452,468
Medtronic PLC	200,125	16,284,171
Merck & Co., Inc.	173,777	21,815,965
Sanofi SA - ADR(b)	422,331	20,706,889
UnitedHealth Group, Inc.	38,824	19,232,245
Zimmer Biomet Holdings, Inc.	52,891	6,090,399
		289,156,610

Industrials - 15.7%
Acuity Brands, Inc.	62,018	16,100,493
Advanced Drainage Systems, Inc.(b)	32,209	5,587,939
Allegion PLC	114,355	13,930,726
Allison Transmission Holdings, Inc.	113,691	8,618,915
AMETEK, Inc.	47,631	8,077,265
Beacon Roofing Supply, Inc.(a)	27,061	2,626,541
Boeing Co.(a)	60,118	10,677,558
Curtiss-Wright Corp.	29,729	8,407,956
EnerSys	38,037	4,101,910
Equifax, Inc.	31,743	7,345,013
Expeditors International of Washington, Inc.	112,940	13,654,446
Howmet Aerospace, Inc.	178,615	15,119,760
Huron Consulting Group, Inc.(a)	84,406	7,453,894
Landstar System, Inc.(b)	58,171	10,588,867
Leidos Holdings, Inc.	55,121	8,105,543
Masco Corp.	94,492	6,606,881
Middleby Corp.(a)	62,407	8,044,886
Resideo Technologies, Inc.(a)	136,069	2,939,090
Robert Half, Inc.	119,554	7,678,953
Science Applications International Corp.	111,343	14,992,335
Sensata Technologies Holding PLC	171,515	7,087,000
SS&C Technologies Holdings, Inc.	183,192	11,367,064
Textron, Inc.	112,167	9,826,951
Westinghouse Air Brake Technologies Corp.	105,805	17,905,380
		226,845,366

Information Technology - 14.3%
Analog Devices, Inc.	75,836	17,782,784
Applied Materials, Inc.	46,528	10,007,242
Arrow Electronics, Inc.(a)	53,059	6,967,177
CDW Corp.	35,089	7,846,602
Check Point Software Technologies Ltd.(a)	156,066	23,487,933
Cisco Systems, Inc.	338,970	15,762,105
Cognizant Technology Solutions Corp. - Class A	202,150	13,372,223
Flex Ltd.(a)	428,146	14,184,477
Gen Digital, Inc.	137,992	3,426,341
Hewlett Packard Enterprise Co.	241,895	4,269,447
Jabil, Inc.	85,727	10,192,940
KLA Corp.	13,464	10,226,312
Lam Research Corp.	10,277	9,582,686
Microchip Technology, Inc.	183,337	17,825,857
Nice Ltd. - ADR(a)(b)	36,251	6,654,596
Oracle Corp.	112,668	13,203,563
QUALCOMM, Inc.	78,785	16,076,079
TE Connectivity Ltd.	39,552	5,920,934
		206,789,298

Materials - 2.9%
Corteva, Inc.	150,147	8,399,223
CRH PLC	329,296	26,923,241
FMC Corp.(b)	109,036	6,645,744
		41,968,208
TOTAL COMMON STOCKS (Cost $842,793,523)		1,421,790,480

SHORT-TERM INVESTMENTS - 6.2%
Tri-State Deposit, 5.45%(c)	21,702,533	21,702,533

Investments Purchased with Proceeds from Securities Lending - 4.7%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(c)	67,566,836	67,566,836
TOTAL SHORT-TERM INVESTMENTS (Cost $89,269,369)		89,269,369

TOTAL INVESTMENTS - 104.8% (Cost $932,062,892)		$1,511,059,849
Money Market Deposit Account - 0.0%(d)		219,381
Liabilities in Excess of Other Assets - (4.8)%		(69,562,526)
TOTAL NET ASSETS - 100.0%		$1,441,716,704

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $66,087,256 which represented 4.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Industry classifications may be different than those used for compliance monitoring purposes.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -   Prices are determined using quoted prices in active markets for identical securities.
Level 2 -   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -   Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,421,790,480	–	–	1,421,790,480
Short-Term Investments	–	21,702,533	–	21,702,533
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	67,566,836
Total Investments	1,421,790,480	21,702,533	–	1,511,059,849

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.